Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sensibilities [Abstract]
Net Interest Margin	R$ 378	R$ 385	R$ 525
Market Value of Equity	2,066	1,680	1,800
Value at Risk - Balance
VaR	R$ 1,380	R$ 804	R$ 926